Investments (Tables)	9 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments
The Company’s investments consisted of the following (in thousands):

		Year Ended December 31,
		2021	2020
Category	Balance Sheet Location	as Restated	as Restated
Equity method investments:
Investment in LanzaJet	Equity method investments	$12,433	$13,651
Investment in SGLT	Equity method investments	12,319	9,566
Total Investment		$24,752	$23,217
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Selected Statement of Operations Information:
Revenues	$40,244	$26,120
Gross profit	(5,703)	(5,510)
Net loss	(9,695)	(9,729)
Net loss attributable to the Company	(1,606)	(1,644)

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Selected Balance Sheet Information:
Current assets	$56,204	$55,188
Non-current assets	270,454	133,794
Current liabilities	64,499	33,540
Non-current liabilities	58,802	21,674
As of and for the years ended December 31, 2021 and December 31, 2020, sales, accounts receivable, and purchases and open accounts payable with equity method investees were as follows (in thousands):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Sales	$3,253	$4,203
Accounts receivable	1,071	3,257
Purchases and open accounts payable	2,575	—